Trade payables and other liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and accruals	$ 2,595	$ 2,604
Compensation payable	592	589
Maple Leaf Sports and Entertainment Ltd. (MLSE) financial liability	149	135
Derivative liabilities	69	49
Provisions	53	33
Commodity taxes payable	33	101
Severance and other costs payable	23	35
CRTC deferral account obligation	13	13
Other current liabilities	408	395
Total trade payables and other liabilities	$ 3,935	$ 3,954
Repurchase obligation of trust ownership percentage	9.00%